Receivables From And Payables To Brokers, Dealers And Clearing Organizations	12 Months Ended
Dec. 31, 2016
Due To And From Broker Dealers And Clearing Organizations [Abstract]
Receivables From And Payables To Brokers, Dealers And Clearing Organizations

NOTE 5 – Receivables From and Payables to Brokers, Dealers, and Clearing Organizations

Amounts receivable from brokers, dealers, and clearing organizations at December 31, 2016 and 2015, included (in thousands):

	December 31,
	2016	2015
Deposits paid for securities borrowed	$382,691	$318,105
Receivables from clearing organizations	568,373	260,077
Securities failed to deliver	73,688	23,649
	$1,024,752	$601,831

Amounts payable to brokers, dealers, and clearing organizations at December 31, 2016 and 2015, included (in thousands):

	December 31,
	2016	2015
Deposits received from securities loaned	$478,814	$329,670
Payable to clearing organizations	16,411	92,008
Securities failed to receive	27,882	16,353
	$523,107	$438,031

Deposits paid for securities borrowed approximate the market value of the securities. Securities failed to deliver and receive represent the contract value of securities that have not been delivered or received on settlement date.